Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Equipment.
Schedule of depreciation and amortisation expense

	December 31,
	2021	2020	2019
Cost at opening balance	214	118	813
Acquisition for the year	6,588	—	118
Disposal for the year	(118)	—	(813)
Exchange differences	389	(4)	—
Additional, through business combinations	—	100	—
Cost at closing balance	7,073	214	118

Depreciation at opening balance	(51)	(14)	(706)
Depreciation for the year	(465)	(37)	(44)
Disposal for the year	51	—	736
Exchange differences	(299)	—	—
Depreciation at closing balance	(764)	(51)	(14)

Net book value	6,309	163	104